Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	spdrst_SupplementTextBlock

Important Notice Regarding Change in

Investment Objective and Related Matters

SPDR® Series Trust

Supplement Dated September 14, 2017 to the Prospectus

Dated October 31, 2016, as supplemented

SPDR® Bloomberg Barclays Convertible Securities ETF

(the “Fund”)

Effective October 2, 2017 (the “Effective Date”), the Fund’s investment objective and principal investment strategy will change as a result of changes to the methodology and name of the Fund’s benchmark index. Accordingly, as of the Effective Date:

1.	All references to the benchmark index in the Prospectus are deleted and replaced as follows:

Current Benchmark Index Name	New Benchmark Index Name
Bloomberg Barclays U.S. Convertible Bond >$500MM Index	Bloomberg Barclays US Convertible Liquid Bond Index

2.	The section entitled “INVESTMENT OBJECTIVE” on page 54 of the Prospectus is replaced in its entirety with the following:

The SPDR Bloomberg Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets.

3.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 54 of the Prospectus is replaced in its entirety with the following:

In seeking to track the performance of the Bloomberg Barclays US Convertible Liquid Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the market of U.S. convertible securities, such as convertible bonds. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer’s preferred stock (“Preferred Securities”) or common stock. The Index components are a subset of issues in the Barclays Convertible Composite Index. To be included in the Index, a security must meet the following requirements: (i) have an issue amount of at least $350 million and a par amount outstanding of at least $250 million; (ii) be a non-called, non-defaulted security; (iii) have at least 31 days until maturity; (iv) be U.S. dollar denominated; and (v) be a registered or a convertible tranche issued under Rule 144A of the Securities Act of 1933, as amended. The Index is rebalanced on a monthly basis on the last business day of the month. It is anticipated that on October 2, 2017 a significant portion of the Index will comprise companies in the technology and consumer staples sectors, although this may change from time to time. It is anticipated that on October 2, 2017 there will be approximately 163 securities in the Index.

The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

SPDR(R) Bloomberg Barclays Convertible Securities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

Important Notice Regarding Change in

Investment Objective and Related Matters

SPDR® Series Trust

Supplement Dated September 14, 2017 to the Prospectus

Dated October 31, 2016, as supplemented

SPDR® Bloomberg Barclays Convertible Securities ETF

(the “Fund”)

Effective October 2, 2017 (the “Effective Date”), the Fund’s investment objective and principal investment strategy will change as a result of changes to the methodology and name of the Fund’s benchmark index. Accordingly, as of the Effective Date:

1.	All references to the benchmark index in the Prospectus are deleted and replaced as follows:

Current Benchmark Index Name	New Benchmark Index Name
Bloomberg Barclays U.S. Convertible Bond >$500MM Index	Bloomberg Barclays US Convertible Liquid Bond Index

2.	The section entitled “INVESTMENT OBJECTIVE” on page 54 of the Prospectus is replaced in its entirety with the following:

The SPDR Bloomberg Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets.

3.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 54 of the Prospectus is replaced in its entirety with the following:

In seeking to track the performance of the Bloomberg Barclays US Convertible Liquid Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the market of U.S. convertible securities, such as convertible bonds. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer’s preferred stock (“Preferred Securities”) or common stock. The Index components are a subset of issues in the Barclays Convertible Composite Index. To be included in the Index, a security must meet the following requirements: (i) have an issue amount of at least $350 million and a par amount outstanding of at least $250 million; (ii) be a non-called, non-defaulted security; (iii) have at least 31 days until maturity; (iv) be U.S. dollar denominated; and (v) be a registered or a convertible tranche issued under Rule 144A of the Securities Act of 1933, as amended. The Index is rebalanced on a monthly basis on the last business day of the month. It is anticipated that on October 2, 2017 a significant portion of the Index will comprise companies in the technology and consumer staples sectors, although this may change from time to time. It is anticipated that on October 2, 2017 there will be approximately 163 securities in the Index.

The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Bloomberg Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the Bloomberg Barclays US Convertible Liquid Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the market of U.S. convertible securities, such as convertible bonds. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer’s preferred stock (“Preferred Securities”) or common stock. The Index components are a subset of issues in the Barclays Convertible Composite Index. To be included in the Index, a security must meet the following requirements: (i) have an issue amount of at least $350 million and a par amount outstanding of at least $250 million; (ii) be a non-called, non-defaulted security; (iii) have at least 31 days until maturity; (iv) be U.S. dollar denominated; and (v) be a registered or a convertible tranche issued under Rule 144A of the Securities Act of 1933, as amended. The Index is rebalanced on a monthly basis on the last business day of the month. It is anticipated that on October 2, 2017 a significant portion of the Index will comprise companies in the technology and consumer staples sectors, although this may change from time to time. It is anticipated that on October 2, 2017 there will be approximately 163 securities in the Index.

The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.